Business Segment and Geographical Information - Distribution of Income from Operations, Including Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Income from operations	$ 391,500	$ 433,406	$ 373,357
Ireland
Segment Reporting Information [Line Items]
Income from operations	276,478	314,287	257,089
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	35,765	37,997	36,280
U.S.
Segment Reporting Information [Line Items]
Income from operations	58,018	60,272	58,561
Other
Segment Reporting Information [Line Items]
Income from operations	$ 21,239	$ 20,850	$ 21,427